PROVISION FOR JUDICIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
PROVISION FOR JUDICIAL LIABILITIES
PROVISION FOR JUDICIAL LIABILITIES
20.	PROVISION FOR JUDICIAL LIABILITIES

The Company is involved in certain legal proceedings arising in the normal course of its business, which include tax, social security, labor, civil, environment and real estate risks.

The Company classifies the risk of unfavorable decisions in legal proceedings, based on legal advice, which reflects the estimated probable losses.

The Company’s Management believes that, based on the situation at the base date of these consolidated financial statements, its provisions for tax, social security, labor, civil, environment and real estate risks, accounted for according to IAS 37 are adequate to cover estimated losses related to its legal proceedings, as set forth below:

20.1.	Roll-forward and changes in the provisions for probable losses based on the nature of the proceedings, net of judicial deposits

	December 31,
	2022
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Provision balance at the beginning of the year	477,096	178,925	82,592	2,694,541	3,433,154
Payments	(14,948)	(44,516)	(20,497)		(79,961)
Write-off	(71,446)	(53,211)	(15,577)	(48,836)	(189,070)
Additions	14,036	157,562	56,834		228,432
Monetary adjustment	15,177	17,045	15,377		47,599
Provision balance	419,915	255,805	118,729	2,645,705	3,440,154
Judicial deposits	(149,951)	(12,270)	(21,623)		(183,844)
Provision balance at the end of the year	269,964	243,535	97,106	2,645,705	3,256,310
1)

Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations.

2)	Reversal due to a change in likelihood and/or due to settlement.

	December 31,
	2021
	Tax and		Civil,	Contingent
	social		environment	liabilities (1) (2)
	security	Labor	and real estate	assumed	Total
Provision balance at the beginning of the year	476,070	217,180	50,368	2,709,253	3,452,871
Payments	(21,155)	(37,368)	(49,519)		(108,042)
Write-offs	(5,807)	(105,366)	(9,249)	(14,712)	(135,134)
Additions	17,718	88,777	79,245		185,740
Monetary adjustments	10,270	15,702	11,747		37,719
Provision balance	477,096	178,925	82,592	2,694,541	3,433,154
Judicial deposits	(135,590)	(45,302)	(19,650)		(200,542)
Provision balance at the end of the year	341,506	133,623	62,942	2,694,541	3,232,612
1)	Amounts arising from tax lawsuits with a possible or remote probability of loss, in the amount of R$2,496,358 and civil lawsuits in the amount of R$198,183, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations.
2)	Reversal due to a change in likelihood and/or due to settlement.
20.1.1.	Tax and social security

For the year ended December 31, 2022, the Company has 31 (thirty-one) (50 (fifty) as at December 31, 2021) administrative and judicial lawsuits of a tax or social security nature in which the disputed matters related to Income Tax (“IRPJ”), Social Contribution (“CSLL”), Social Integration Program (“PIS”), Social Security Funding Contribution (“COFINS”), Social Security Contribution, or Tax on Sales and Services (“ICMS”), among others, with amounts provisioned for when the likelihood of loss is deemed probable by the Company’s external legal counsel and by Management.

20.1.2.	Labor

For the year ended December 31, 2022, the Company has 1,117 (one thousand, one hundred and seventeen)(987 (nine hundred eighty-seven) as at December 31, 2021) labor lawsuits.

In general, labor lawsuits are related primarily to matters frequently contested by employees in agribusiness companies, such as wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.

20.1.3.	Civil, environment and real estate

For the year ended December 31, 2022, the Company has 66 (sixty-six) (57 (fifty-seven) as at December 31, 2021) civil, environmental and real estate lawsuits.

Civil, environment and real estate proceedings are related primarily to the payment of damages, such as those resulting from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.

20.2.	Contingencies with possible losses

The Company is involved in tax, civil and labor lawsuits, for which losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	December 31,	December 31,
	2022	2021
Taxes and social security(1)	8,201,246	7,539,938
Labor	321,428	211,767
Civil and environmental (1)	4,414,877	3,691,778
	12,937,551	11,443,483
1)	The amounts above do not include the fair value adjustments allocated to probable contingencies representing R$2,614,518 (R$2,515,486 as t December 31, 2021), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations, as presented in Note 20.1.1. above.

20.2.1.	Tax and social securities

For the year ended December 31, 2022, the Company has 766 (seven hundred and sixty-six) (766 (seven hundred and sixty-six) as at December 31, 2021) tax proceedings whose likelihood of loss is considered possible, in the total amount of R$8,201,246 (R$7,539,938 as at December 31, 2021) for which no provision was recorded.

The other tax and social security lawsuits refer to various taxes, such as IRPJ, CSLL, PIS, COFINS, ICMS, ISS, Withholding Income Tax (“IRRF”), PIS and COFINS, mainly due to differences of interpretation regarding the applicable tax rules and information provided in the accessory obligations.

The most relevant tax cases are set forth below:

(i)	Income tax assessment - IRPJ/CSLL - Swaps of industrial and forestry assets: in December 2012, the Company received a tax assessment for the collection of income tax and social contribution, alleging unpaid tax on a capital gain in February 2007, the closing date of the transaction, when the Company executed an agreement with International Paper regarding a swap of industrial and forestry assets.

On January 19, 2016, the Tax Federal Administrative Court (Conselho Administrativo de Recursos Fiscais – “CARF”) rejected, as per the casting vote of the CARF’s President, the appeal filed by the Company in the administrative process. The Company was notified of the decision on May 25, 2016 and, due to the impossibility of a new appeal and the consequent closure of the case at the administrative level, decided to continue the discussion with the Judiciary. The lawsuit was judged in a favorable manner to the Company’s interests and the appeal of the National Treasury is currently awaiting judgment at the lower court. We maintain our position of not constituting provisions for contingencies, based on the opinion of the Company and its external legal advisors that the probability of loss in this case is possible. In the year ended December 31, 2022 the amount is R$2,505,970 (R$2,351,673 as at December 31, 2021).

(ii)	Income tax assessment - IRPJ/CSLL - disallowance of depreciation, amortization and depletion expenses – 2010. In December 2015, the Company received a tax assessment requiring the payment of IRPJ and CSLL, questioning the deductibility of depreciation, amortization and depletion expenses of 2010 included by the Company in the calculation of the income tax expense. We presented administrative appeals within the legal period, which were judged partially valid. The decision was subject to a voluntary recourse, presented by the Company in November 2017. The judgment was converted into a due diligence, and currently, the Company is waiting for the completion of the due diligence. In the year ended December 31, 2022 the amount is R$777,362 (R$728,567 as at December 31, 2021).
(iii)	IRPJ/CSLL - partial approval: the Company requested approval to offset tax losses for the year 1997 with amounts owed to the tax authorities. The authorities approved in March 2009, only R$83,000, which generated a difference of R$51,000. The Company is still awaiting the conclusion of the analysis of the credits discussed at the administrative level following a favorable decision from CARF in August 2019, which granted the Voluntary Appeal filed by the Company. For the remaining credit, the Company has appealed the rejection of the tax credits and obtained a partially favorable decision, and the final decision is currently under discussion in the judicial level. Shortly afterwards, an appeal was filed, which was judged in session, determining the conversion of the done in diligence. In the year ended December 31, 2022, the amount is R$111,775 (R$106,811 as at December 31, 2021).
(iv)	Tax incentive - Agency for the Development of Northeastern Brazil (“ADENE”): in 2002 the Company’s request was granted by the Brazilian Federal Revenue Service (“Receita Federal do Brasil”) to benefit from reductions in corporate income tax and non-refundable surcharges calculated on operating profits (as defined) for Aracruz facilities A and B (period from 2003 to 2013) and plant C (period from 2003 to 2012), when the qualification reports for the tax reductions were approved by SUDENE.

In 2004, the Company was served an Official Notice by the liquidator of the former Superintendence for the Development of the Northeast (“SUDENE”), who reported that the right to use the benefit previously granted was unfounded and would be cancelled. In 2005, the Brazilian Federal Revenue Service served the Company an assessment notice requiring the payment of the tax incentive mounts claimed, plus interest. After administrative discussions, the assessment notice was partially upheld, and recognized the Company’s right to the tax incentive through 2003.

The Company’s Management, supported by its legal counsel, believes that the decision to cancel the tax benefits is erroneous and should not be upheld, either with respect to the benefits already used, or with respect to benefits not used until the final relevant periods.

The contingency is being discussed in the judicial sphere, where the final judgment of the Amendment of Judgment filed by the Company presented after an unfavorable lower court decision. In the year ended December 31, 2022 the amount is R$136,733 (R$129,701 as at December 31, 2021).

(v)	PIS/COFINS – Goods and services – 2009 to 2011: in December 2013, the Company was assessed by the Brazilian Federal Revenue Service demanding the collection of PIS and COFINS credits which were disallowed because they are not allegedly linked to its operating activities. In the first instance, the objection filed by the Company was dismissed. After the Voluntary Appeal was filed, it was partially obtained in April 2016. Following this decision, the National Treasury filed a Special Appeal to the Superior Chamber, which is still pending judgment and the Company filed a Statement of Appeal, which was partially accepted. The updated amount involved up to December 31, 2022 is R$180,219 (R$169,784 as at December 31, 2021).
(vi)	Offsetting - IRRF - period 2000: the Company filed a lawsuit for the offsetting of IRRF credits measured in the year ended December 31, 2000, with debts owed to the Brazilian Federal Revenue Service. In April 2008, the Brazilian Federal Revenue Service partially recognized the credit in favor of the Company. Following this decision, the Company filed a Voluntary Appeal with CARF, and the judgment was converted into a diligence. Currently, we are waiting for the start of the due diligence. In the year ended December 31, 2022 the amount involved is R$116,105 (R$111,437 as at December 31, 2021).
(vii)	Tax Assessment - Corporate Income Tax and Social Contribution: on October 5, 2020, the Company was notified of the tax assessment issued by the Brazilian Internal Revenue Service claiming the payment of Corporate Income Tax and Social Contribution, resulting from the remeasurement of the profit of its subsidiary Suzano Trading Ltd in the years ended December 31, 2014, 2015 and 2016. Besides the Company, the Statutory Executive Officers (“Officers”) of Suzano Trading were also included as co-defendants. The Company, based on the opinion of its legal advisors, considered the risk of loss as possible with reference to the Company and, with reference to the Officers, also possible but with a higher chance of winning (possible to remote). The Company presented the administrative defense and, currently, through Resolution No.104000033, the judgment was converted into a diligence, which is awaiting the beginning. In the year ended December 31, 2022 the amount involved is R$516,433 (R$470,119 as at December 31, 2021).
(viii)

Tax assessment - taxation on a universal basis - year 2015: on November 3, 2020, the Company received a tax assessment for the collection of income tax and social contribution, alleging unpaid tax for the calendar year 2015, due to the failure to include in the calculation the taxable income and social contribution the profits earned by the subsidiaries abroad. The Company, based on the legal advisors, considered the risk of loss as possible. The Company presented the administrative defense. At the lower court, the objection filed by the Company was partially upheld. Thus, in view of the decision, a Voluntary Appeal was filed, which is currently pending judgment. In the year ended December 31, 2022 the amount is R$163,059 (R$149,486 as at December 31, 2021).

20.2.2.	Labor

On December 31, 2022, the Company was a defendant in 1,248 (one thousand, two hundred and forty-eight) labor lawsuits, totaling R$321,428 (1,462 (one thousand, four hundred and sixty-two) labor lawsuits, totaling R$211,767 as at December 31, 2021).

The Company also has several lawsuits in which employees’ unions in the states of Bahia, Espírito Santo, Maranhão, São Paulo and Mato Grosso do Sul are included.

20.2.3.	Civil and environmental

On December 31, 2022, the Company is a defendant in approximately 221 (two hundred and twenty-one) civil, environmental and real estate lawsuits, totaling R$4,414,877 (205 (two hundred and five) lawsuits totaling R$3,691,778 as at December 31, 2021).

In general, the civil and environmental proceedings in which the Company, including its subsidiaries, is a defendant, are mainly related to discussions regarding eligibility for environmental licenses, repair of environmental damage, matters relating to indemnities, including those arising from discussions about contractual obligations, precautionary measures, possessory actions, damage repair and revision actions, actions aimed at the recovery of credits (collection actions, monitoring, execution, credit qualifications related to bankruptcy and judicial recovery), actions of social movements interest, such as landless workers, quilombola communities, indigenous people and fishers, and actions resulting from traffic accidents. The Company has a general civil liability insurance policy that aims to cover, within the limits contracted in the policy, any legal convictions arising from damages to third parties (including employees).

The most relevant civil cases are set forth below:

(i)	We are involved in 2 (two) Public Civil Claims (“Ação Civil Pública”) filed by the Federal Public Prosecution Office, requesting: (i) a preliminary injunction to prohibit the Company’s trucks from transporting wood in federal highways above legal weight restrictions; (ii) an increase in the fines for cases of overweight loads; and (iii) compensation for damages allegedly caused to federal highways, the environment and the economic order, and compensation for moral damages. One of the Claims was ruled partially against the Company. Suzano presented an appeal to the Court of Appeals, requesting interim relief to stay the effects of such ruling until a final decision is reached. The other ACP was dismissed and an appeal is pending. In September 2021, both were suspended by decision of the STJ to evaluate the points of discussion in the form of a repetitive appeal. Not yet scheduled for judgment.
(ii)	The Company also sued a competitor from the midwest region due to the improper and unauthorized use of a variety of eucalyptus protected by intellectual property rights (cultivar) of the merged subsidiary Fibria. The prohibition against the cultivation of this biological asset by the competitor is protected by an injunction still in force, which was confirmed in a sentence favorable to the Company, and, currently, the procedure for liquidating the sentence by the Company has been initiated. It should be noted that, even before the said sentence, the competitor handled an action to cancel the registration of the cultivar, but, so far, there has been no decision in this process capable of restricting the Company’s right.
(iii)	In November 2020, a maritime logistics provider initiated an arbitration proceeding against the Company following the early termination of the contract. The counterparty pleads the execution of a put option clause (imposing the ownership and acquisition of barges) supposedly provided for in the contract as a penalty for early termination, as well as for the payment of alleged losses and damages suffered as a result of the termination. Suzano, in turn, claims that the put option is not due and, even if it had been due, the put option clause is abusive within the economic relationship under the contract. At the moment, we are awaiting judgment on the requests for clarification made by the parties.
(iv)	The Company is still a defendant in 2 (“two”) ACPs, filed in 2015 by the Federal Public Ministry (“MPF”) and the National Institute for Colonization and Agricultural Reform (“INCRA”) against the merged subsidiary Fibria, from the State of Espírito Santo and BNDES, aiming at nullifying some property titles granted by the State to the Company in the municipalities of Conceição da Barra and São Mateus. The decisions, issued by the judge of the 1st instance of Federal Justice, declare the these titles invalid and demanded the return of these properties to the State. The decisions rendered are not final, and the Company has filed appropriate appeals for the reversal of this decision in the 2nd instance. It is important to highlight that the properties whose titles were discussed in the ACPs add up to a total of approximately 10,500 hectares, and of this total, according to Suzano’s best information, only approximately 4,000 hectares are included in the demarcation procedures initiated by INCRA in favor of quilombola communities in the region. None of these demarcation procedures has been finalized. Suzano is the legitimate owner of the properties under discussion, and will continue to discuss the matter in court, in order to prove in court the legality of the acquisitions made at the time of acquisition.
(v)	Among the environmental lawsuits, 1 (“one”) ACPs filed by the MPF in the northeast region of Brazil stand out, challenging the jurisdiction of the state environmental agency to grant environmental licenses. The MPF alleges that the environmental licensing procedures related to our industrial plant in the state of Maranhão must be carried out by the Federal Environment Agency (“IBAMA”). The risks involved are delays to the Company’s planting schedule, and the suspension of activities at the Maranhão industrial unit until a new license is issued. We believe that there are good chances of defense in this case, since IBAMA does not recognize that it has the competence to execute the licensing process, and there is no clear legal basis to support such jurisdiction.
(vi)	In addition, the Company are involved in 1 (“one”) ACP filed by the MPF regarding the negative impacts of operations in the Baixo Parnaíba Region. The MPF claims that the occupation of these areas caused socio-environmental impacts in eastern Maranhão. Currently, the action is in the preparatory phase, with the beginning of the expert procedures. The Company believes that there is a remote chance of loss in this case, since the report used to support the requests was made unilaterally, and will be questioned during the expert investigation.

20.3.Contingent assets

20.3.1.	SELIC update on undue tax

In September 2021, the STF held, by a majority of votes, that the Federal Government cannot charge IRPJ and CSLL on amounts referring to the SELIC rate received due to the repetition of undue tax. However, this judgment has not been definitively concluded, but given final and unappealable decision, the Company, together with its advisors, understands that, in principle, there is no possibility of reversing the decision on the merits. The Company carried out a survey of the credits referring to IRPJ and CSLL to be recovered, and, in view of the immateriality of the amounts to date, it understands the continuity of the survey by external advisors to ensure the proper recording of the assets in a timely manner.